Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of lease	Supplemental cash flow information related to leases for the year ended March 31, 2024 is as follows:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating leases	$7,487,456
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	-
Supplemental balance sheet information related to leases as of March 31, 2024 is as follows:
Operating leases:
Operating lease right-of-use assets	$13,827,360

Current portion of operating lease liabilities	$4,862,766
Long-term operating lease liabilities	6,403,858
Total operating lease liabilities	$11,266,624

Weighted average remaining lease term
Operating leases	3.93 years
Weighted average discount rate	4.8%

Schedule of Lease Liabilities Under Operating Leases	The following table summarizes the maturity of lease liabilities under operating leases as of March 31, 2024:
Operating
For the year ending March 31,	Leases
2025	$5,294,771
2026	2,872,270
2027	1,913,295
2028	1,107,753
2029	448,400
Thereafter	621,050
Total lease payments	12,257,539
Less: imputed interest	(990,915)
Total lease liabilities	$11,266,624